Employees' Retirement Benefits (Estimated Future Benefit Payments) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Pension Plans, Defined Benefit [Member]
2012	¥ 181,583
2013	188,896
2014	189,476
2015	180,978
2016	180,318
2017-2021	668,754
Total	1,590,005
NTT CDBP [Member]
2012	27,924
2013	34,657
2014	38,000
2015	41,003
2016	43,846
2017-2021	248,034
Total	¥ 433,464